Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000125279
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BTS Tactical Fixed Income VIT Fund
C000125280
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BTS Tactical Fixed Income VIT Fund
Without Sales Load [Member] | C000125279
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%		3.18%	(1.68%)	0.02%
Without Sales Load [Member] | C000125280
Average Annual Return [Line Items]
Average Annual Return, Percent	0.53%		3.02%	(2.44%)	(0.46%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)		2.63%	(0.23%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)		2.63%	(0.23%)	1.35%